Schedule of Investments
(unaudited)
June 30, 2024
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Building Products — 0.1%
JELD-WEN Holding, Inc.
(a)
.............. 2,228 $ 30,011
Life Sciences Tools & Services — 0.1%
Avantor, Inc.
(a)
...................... 2,228 47,234
Total Common Stocks — 0 .2%
(Cost: $ 87,962 ) ................................. 77,245
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 3.5%
(b)
Bombardier, Inc.
7.88% , 04/15/27 .................. USD 28 28,071
6.00% , 02/15/28 .................. 88 86,988
8.75% , 11/15/30 .................. 102 110,240
7.25% , 07/01/31 .................. 43 44,149
7.00% , 06/01/32 .................. 53 53,736
TransDigm, Inc.
6.38% , 03/01/29 .................. 434 436,189
7.13% , 12/01/31 .................. 173 178,255
6.63% , 03/01/32 .................. 429 433,315
Triumph Group, Inc., 9.00%, 03/15/28 ..... 162 169,815
1,540,758
Automobile Components — 2.0%
Champions Financing, Inc., 8.75%, 02/15/29
(b)
62 63,579
Clarios Global LP
(b)
8.50% , 05/15/27 .................. 393 395,217
6.75% , 05/15/28 .................. 141 142,699
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(b)
93 94,248
Goodyear Tire & Rubber Co. (The)
5.00% , 07/15/29 .................. 71 66,086
5.63% , 04/30/33 .................. 2 1,808
Phinia, Inc., 6.75%, 04/15/29
(b)
.......... 65 65,965
Tenneco, Inc., 8.00%, 11/17/28
(b)
........ 42 38,235
867,837
Broadline Retail — 0.2%
(b)
ANGI Group LLC, 3.88%, 08/15/28 ....... 36 30,933
Match Group Holdings II LLC, 3.63%, 10/01/31 17 14,399
NMG Holding Co., Inc., 7.13%, 04/01/26 .... 25 24,698
70,030
Building Products — 1.0%
(b)
Advanced Drainage Systems, Inc., 6.38%,
06/15/30 ...................... 107 107,387
Builders FirstSource, Inc., 6.38%, 03/01/34 .. 43 42,570
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28 ...................... 60 58,824
Masterbrand, Inc., 7.00%, 07/15/32 ....... 30 30,339
Standard Industries, Inc.
5.00% , 02/15/27 .................. 8 7,776
4.75% , 01/15/28 .................. 2 1,903
4.38% , 07/15/30 .................. 55 49,693
3.38% , 01/15/31 .................. 56 47,182
Summit Materials LLC, 7.25%, 01/15/31 .... 102 105,637
451,311
Capital Markets — 0.3%
(b)
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27 27 27,993
Aretec Group, Inc., 10.00%, 08/15/30 ..... 25 27,190
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29 ................. 47 44,578
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Concentra Escrow Issuer Corp., 6.88%,
07/15/32 ...................... USD 52 $ 52,684
152,445
Chemicals — 2.3%
Chemours Co. (The)
5.38% , 05/15/27 .................. 28 26,578
5.75% , 11/15/28
(b)
................. 47 43,393
4.63% , 11/15/29
(b)
................. 36 30,996
Element Solutions, Inc., 3.88%, 09/01/28
(b)
.. 213 195,749
HB Fuller Co., 4.00%, 02/15/27 ......... 47 45,220
Herens Holdco SARL, 4.75%, 05/15/28
(b)
... 200 173,488
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(b)
.. 63 50,339
Olympus Water US Holding Corp., 7.25%,
06/15/31
(b)
..................... 200 198,802
WR Grace Holdings LLC
(b)
4.88% , 06/15/27 .................. 24 23,144
5.63% , 08/15/29 .................. 235 216,598
7.38% , 03/01/31 .................. 32 32,431
1,036,738
Commercial Services & Supplies — 3.9%
ADT Security Corp. (The)
(b)
4.13% , 08/01/29 .................. 3 2,767
4.88% , 07/15/32 .................. 53 48,670
Allied Universal Holdco LLC
(b)
6.63% , 07/15/26 .................. 6 5,982
9.75% , 07/15/27 .................. 44 43,731
4.63% , 06/01/28 .................. 200 182,417
7.88% , 02/15/31 .................. 235 235,612
APi Group DE, Inc.
(b)
4.13% , 07/15/29 .................. 19 17,290
4.75% , 10/15/29 .................. 24 22,393
APX Group, Inc.
(b)
6.75% , 02/15/27 .................. 13 12,966
5.75% , 07/15/29 .................. 80 76,755
Aramark Services, Inc., 5.00%, 02/01/28
(b)
... 103 99,614
Brink's Co. (The)
(b)
6.50% , 06/15/29 .................. 33 33,346
6.75% , 06/15/32 .................. 50 50,367
Garda World Security Corp.
(b)
4.63% , 02/15/27 .................. 48 45,867
9.50% , 11/01/27 .................. 29 29,134
7.75% , 02/15/28 .................. 99 100,830
6.00% , 06/01/29 .................. 14 12,773
GFL Environmental, Inc.
(b)
3.75% , 08/01/25 .................. 5 4,955
4.00% , 08/01/28 .................. 37 34,388
3.50% , 09/01/28 .................. 4 3,687
4.75% , 06/15/29 .................. 132 124,577
4.38% , 08/15/29 .................. 29 26,725
6.75% , 01/15/31 .................. 36 36,727
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
.. 90 86,380
Prime Security Services Borrower LLC, 6.25%,
01/15/28
(b)
..................... 110 108,396
Reworld Holding Corp.
4.88% , 12/01/29
(b)
................. 20 18,254
5.00% , 09/01/30 .................. 40 36,153
Stericycle, Inc., 3.88%, 01/15/29
(b)
........ 73 68,163
Williams Scotsman, Inc.
(b)
4.63% , 08/15/28 .................. 38 35,932
6.63% , 06/15/29 .................. 41 41,324
7.38% , 10/01/31 .................. 81 83,358
1,729,533

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Communications Equipment — 0.1%
(b)
CommScope, Inc., 4.75%, 09/01/29 ....... USD 24 $ 16,615
Viavi Solutions, Inc., 3.75%, 10/01/29 ..... 17 14,358
30,973
Construction & Engineering — 0.1%
(b)
Dycom Industries, Inc., 4.50%, 04/15/29 .... 31 29,010
Pike Corp., 8.63%, 01/31/31 ........... 20 21,186
50,196
Consumer Finance — 1.1%
Bread Financial Holdings, Inc., 9.75%,
03/15/29
(b)
..................... 31 32,566
Navient Corp., 9.38%, 07/25/30 ......... 79 83,067
OneMain Finance Corp.
6.63% , 01/15/28 .................. 20 20,071
9.00% , 01/15/29 .................. 101 106,557
7.88% , 03/15/30 .................. 85 87,640
4.00% , 09/15/30 .................. 104 89,257
7.50% , 05/15/31 .................. 23 23,273
SLM Corp., 3.13%, 11/02/26 ........... 41 38,190
480,621
Consumer Staples Distribution & Retail — 0.8%
Albertsons Cos., Inc.
(b)
4.63% , 01/15/27 .................. 8 7,727
6.50% , 02/15/28 .................. 44 44,209
3.50% , 03/15/29 .................. 49 44,078
4.88% , 02/15/30 .................. 113 106,785
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
19 17,152
US Foods, Inc.
(b)
4.75% , 02/15/29 .................. 47 44,579
4.63% , 06/01/30 .................. 5 4,645
7.25% , 01/15/32 .................. 67 69,532
Walgreens Boots Alliance, Inc., 3.20%,
04/15/30 ...................... 4 3,348
342,055
Containers & Packaging — 3.5%
Ardagh Metal Packaging Finance USA LLC
(b)
6.00% , 06/15/27 .................. 200 196,525
4.00% , 09/01/29 .................. 200 169,251
Clydesdale Acquisition Holdings, Inc.
(b)
6.63% , 04/15/29 .................. 91 89,438
8.75% , 04/15/30 .................. 93 91,015
Crown Americas LLC, 4.25%, 09/30/26 .... 68 65,521
Graphic Packaging International LLC, 3.50%,
03/15/28
(b)
..................... 27 24,895
Mauser Packaging Solutions Holding Co.
(b)
7.88% , 04/15/27 .................. 592 603,835
9.25% , 04/15/27 .................. 9 9,006
Owens-Brockway Glass Container, Inc., 7.25%,
05/15/31
(b)
..................... 163 162,717
Sealed Air Corp.
(b)
4.00% , 12/01/27 .................. 70 65,788
5.00% , 04/15/29 .................. 8 7,614
7.25% , 02/15/31 .................. 16 16,473
6.50% , 07/15/32 .................. 51 50,714
1,552,792
Distributors — 0.2%
(b)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 .............. 12 10,734
Resideo Funding, Inc., 4.00%, 09/01/29 .... 8 7,051
Ritchie Bros Holdings, Inc., 7.75%, 03/15/31 . 59 61,617
79,402
Diversified Consumer Services — 0.8%
Service Corp. International, 4.00%, 05/15/31 . 100 89,058
Sotheby's, 5.88%, 06/01/29
(b)
........... 200 148,835
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
Wand NewCo 3, Inc., 7.63%, 01/30/32
(b)
.... USD 134 $ 138,394
376,287
Diversified REITs — 0.5%
(b)
HAT Holdings I LLC
3.38% , 06/15/26 .................. 106 99,952
8.00% , 06/15/27 .................. 59 61,339
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32 ........ 76 69,422
230,713
Diversified Telecommunication Services — 5.6%
(b)
CCO Holdings LLC
5.38% , 06/01/29 .................. 9 8,188
6.38% , 09/01/29 .................. 239 227,176
4.75% , 03/01/30 .................. 27 23,385
4.25% , 02/01/31 .................. 116 94,707
7.38% , 03/01/31 .................. 155 152,831
4.75% , 02/01/32 .................. 35 28,664
4.25% , 01/15/34 .................. 62 47,062
Frontier Communications Holdings LLC
5.88% , 10/15/27 .................. 71 69,318
5.00% , 05/01/28 .................. 49 46,163
8.75% , 05/15/30 .................. 224 230,819
8.63% , 03/15/31 .................. 44 45,325
Iliad Holding SASU, 7.00%, 10/15/28 ...... 200 198,326
Level 3 Financing, Inc.
10.50% , 04/15/29 ................. 141 140,648
4.88% , 06/15/29 .................. 68 38,695
11.00% , 11/15/29 ................. 147 150,667
10.50% , 05/15/30 ................. 201 199,073
Lumen Technologies, Inc.
4.13% , 04/15/29 .................. 25 16,024
4.13% , 04/15/30 .................. 25 15,409
Uniti Group LP
Series MAY , 10.50% , 02/15/28 ......... 61 59,736
10.50% , 02/15/28 ................. 232 227,194
Windstream Escrow LLC, 7.75%, 08/15/28 .. 41 38,624
Zayo Group Holdings, Inc.
4.00% , 03/01/27 .................. 447 357,495
6.13% , 03/01/28 .................. 107 71,642
2,487,171
Electric Utilities — 1.6%
NextEra Energy Capital Holdings, Inc.,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.46%), 6.75%,
06/15/54
(c)
..................... 85 85,488
NextEra Energy Operating Partners LP
(b)
4.25% , 09/15/24 .................. 233 230,379
7.25% , 01/15/29 .................. 48 49,222
NRG Energy, Inc., 7.00%, 03/15/33
(b)
...... 22 23,223
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
..................... 249 230,479
PG&E Corp., 4.25%, 12/01/27
(b) (d)
........ 114 114,969
733,760
Electrical Equipment — 0.2%
Vertiv Group Corp., 4.13%, 11/15/28
(b)
..... 109 101,792
Electronic Equipment, Instruments & Components — 0.4%
(b)
Insight Enterprises, Inc., 6.63%, 05/15/32 ... 33 33,510
Sensata Technologies, Inc.
4.38% , 02/15/30 .................. 92 84,493
3.75% , 02/15/31 .................. 18 15,689
Zebra Technologies Corp., 6.50%, 06/01/32 .. 25 25,282
158,974

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Entertainment — 0.2%
(b)
Live Nation Entertainment, Inc.
4.75% , 10/15/27 .................. USD 64 $ 61,333
3.75% , 01/15/28 .................. 24 22,293
Playtika Holding Corp., 4.25%, 03/15/29 .... 10 8,775
92,401
Financial Services — 3.7%
Block, Inc.
2.75% , 06/01/26 .................. 105 99,183
3.50% , 06/01/31 .................. 25 21,566
6.50% , 05/15/32
(b)
................. 411 416,503
Enact Holdings, Inc., 6.25%, 05/28/29 ..... 29 29,009
GGAM Finance Ltd.
(b)
7.75% , 05/15/26 .................. 10 10,204
8.00% , 02/15/27 .................. 84 86,766
8.00% , 06/15/28 .................. 28 29,491
6.88% , 04/15/29 .................. 50 50,875
Hannon Armstrong Sustainable Infrastructure
Capital, Inc., 6.38%, 07/01/34
(b)
........ 39 38,179
Lions Gate Capital Holdings 1, Inc., 5.50%,
04/15/29
(b)
..................... 48 42,620
Nationstar Mortgage Holdings, Inc.
(b)
5.00% , 02/01/26 .................. 171 167,368
6.00% , 01/15/27 .................. 16 15,829
5.13% , 12/15/30 .................. 18 16,506
5.75% , 11/15/31 .................. 40 37,597
7.13% , 02/01/32 .................. 165 165,964
NCR Atleos Corp., 9.50%, 04/01/29
(b)
...... 51 55,118
PennyMac Financial Services, Inc.
(b)
7.88% , 12/15/29 .................. 62 63,934
7.13% , 11/15/30 .................. 58 57,821
Rocket Mortgage LLC
(b)
2.88% , 10/15/26 .................. 116 108,331
3.88% , 03/01/31 .................. 46 40,088
4.00% , 10/15/33 .................. 8 6,742
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
.... 75 72,619
1,632,313
Food Products — 1.3%
(b)
B&G Foods, Inc., 8.00%, 09/15/28 ....... 19 19,308
Chobani LLC
4.63% , 11/15/28 .................. 173 163,382
7.63% , 07/01/29 .................. 247 254,387
Darling Ingredients, Inc., 6.00%, 06/15/30 ... 118 116,026
Fiesta Purchaser, Inc., 7.88%, 03/01/31 .... 33 34,099
587,202
Gas Utilities — 0.0%
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
..................... 16 14,409
Ground Transportation — 0.7%
(b)
Genesee & Wyoming, Inc., 6.25%, 04/15/32 . 117 116,562
GN Bondco LLC, 9.50%, 10/15/31 ....... 58 54,061
NESCO Holdings II, Inc., 5.50%, 04/15/29 ... 37 34,270
Uber Technologies, Inc., 4.50%, 08/15/29 ... 99 94,326
299,219
Health Care Equipment & Supplies — 2.1%
Avantor Funding, Inc.
(b)
4.63% , 07/15/28 .................. 92 87,547
3.88% , 11/01/29 .................. 24 21,825
Bausch + Lomb Corp., 8.38%, 10/01/28
(b)
... 271 277,436
Medline Borrower LP
(b)
3.88% , 04/01/29 .................. 30 27,627
6.25% , 04/01/29 .................. 127 128,437
5.25% , 10/01/29 .................. 289 275,801
Neogen Food Safety Corp., 8.63%, 07/20/30
(b)
46 49,661
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
Teleflex, Inc.
4.63% , 11/15/27 .................. USD 3 $ 2,897
4.25% , 06/01/28
(b)
................. 44 41,465
912,696
Health Care Providers & Services — 2.8%
Acadia Healthcare Co., Inc.
(b)
5.50% , 07/01/28 .................. 3 2,934
5.00% , 04/15/29 .................. 5 4,751
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
. 115 109,169
Community Health Systems, Inc.
(b)
5.63% , 03/15/27 .................. 54 50,285
6.00% , 01/15/29 .................. 157 138,554
5.25% , 05/15/30 .................. 124 102,237
4.75% , 02/15/31 .................. 75 58,967
10.88% , 01/15/32 ................. 119 123,854
Encompass Health Corp., 4.63%, 04/01/31 .. 18 16,519
HealthEquity, Inc., 4.50%, 10/01/29
(b)
...... 63 58,885
LifePoint Health, Inc.
(b)
9.88% , 08/15/30 .................. 42 44,790
11.00% , 10/15/30 ................. 121 133,314
10.00% , 06/01/32 ................. 57 58,277
Molina Healthcare, Inc.
(b)
4.38% , 06/15/28 .................. 30 28,237
3.88% , 11/15/30 .................. 10 8,890
3.88% , 05/15/32 .................. 8 6,932
Option Care Health, Inc., 4.38%, 10/31/29
(b)
.. 56 51,403
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
..................... 5 4,991
Surgery Center Holdings, Inc., 7.25%,
04/15/32
(b)
..................... 118 119,196
Tenet Healthcare Corp., 6.75%, 05/15/31 ... 132 133,982
1,256,167
Health Care Technology — 0.8%
AthenaHealth Group, Inc., 6.50%, 02/15/30
(b)
. 363 334,214
Hotels, Restaurants & Leisure — 6.2%
1011778 BC ULC
(b)
4.38% , 01/15/28 .................. 139 131,101
6.13% , 06/15/29 .................. 112 112,406
4.00% , 10/15/30 .................. 62 54,579
Boyne USA, Inc., 4.75%, 05/15/29
(b)
...... 112 104,507
Caesars Entertainment, Inc.
(b)
4.63% , 10/15/29 .................. 61 55,923
7.00% , 02/15/30 .................. 175 178,794
6.50% , 02/15/32 .................. 191 191,937
Churchill Downs, Inc.
(b)
4.75% , 01/15/28 .................. 22 21,013
5.75% , 04/01/30 .................. 187 181,639
6.75% , 05/01/31 .................. 91 91,493
Fertitta Entertainment LLC
(b)
4.63% , 01/15/29 .................. 190 173,026
6.75% , 01/15/30 .................. 21 18,441
Hilton Domestic Operating Co., Inc.
5.88% , 04/01/29
(b)
................. 163 163,221
3.75% , 05/01/29
(b)
................. 13 11,920
4.88% , 01/15/30 .................. 52 49,908
3.63% , 02/15/32
(b)
................. 10 8,654
6.13% , 04/01/32
(b)
................. 56 56,272
Hilton Grand Vacations Borrower Escrow LLC,
6.63%, 01/15/32
(b)
................ 51 51,239
Light & Wonder International, Inc.
(b)
7.25% , 11/15/29 .................. 44 44,938
7.50% , 09/01/31 .................. 60 61,993
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(b)
..................... 38 39,066

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
. USD 80 $ 78,996
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
76 71,559
MGM China Holdings Ltd., 5.88%, 05/15/26
(b)
. 200 197,688
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
..................... 38 35,397
Six Flags Entertainment Corp.
(b)
7.25% , 05/15/31 .................. 161 163,916
6.63% , 05/01/32 .................. 179 181,906
Station Casinos LLC, 6.63%, 03/15/32
(b)
.... 42 41,794
Vail Resorts, Inc., 6.50%, 05/15/32
(b)
...... 76 76,909
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
..................... 71 66,189
Wynn Resorts Finance LLC, 7.13%, 02/15/31
(b)
39 40,440
2,756,864
Household Durables — 0.6%
Ashton Woods USA LLC, 4.63%, 08/01/29
(b)
. 25 22,524
Beazer Homes USA, Inc., 7.50%, 03/15/31
(b)
. 19 18,960
Brookfield Residential Properties, Inc., 5.00%,
06/15/29
(b)
..................... 97 88,595
Dream Finders Homes, Inc., 8.25%, 08/15/28
(b)
26 26,622
Empire Communities Corp., 9.75%, 05/01/29
(b)
17 17,297
LGI Homes, Inc., 8.75%, 12/15/28
(b)
....... 25 26,040
New Home Co., Inc. (The), 9.25%, 10/01/29
(b)
47 47,115
TRI Pointe Homes, Inc., 5.25%, 06/01/27 ... 9 8,778
255,931
Household Products — 0.1%
(b)
Kronos Acquisition Holdings, Inc., 8.25%,
06/30/31 ...................... 13 13,013
Spectrum Brands, Inc.
3.38% , 06/01/29
(d)
................. 40 38,520
3.88% , 03/15/31 .................. 2 1,672
53,205
Independent Power and Renewable Electricity Producers — 1.4%
Clearway Energy Operating LLC
(b)
4.75% , 03/15/28 .................. 240 229,326
3.75% , 01/15/32 .................. 101 85,871
NextEra Energy Partners LP
(b)(d)
0.00% , 11/15/25
(e)
................. 45 40,635
2.50% , 06/15/26 .................. 32 29,200
TransAlta Corp., 7.75%, 11/15/29 ........ 238 248,357
633,389
Industrial Conglomerates — 1.1%
EMRLD Borrower LP
(b)
6.63% , 12/15/30 .................. 443 446,456
6.75% , 07/15/31 .................. 47 47,588
494,044
Insurance — 7.5%
(b)
Acrisure LLC, 7.50%, 11/06/30 .......... 56 56,039
Alliant Holdings Intermediate LLC
4.25% , 10/15/27 .................. 172 161,049
6.75% , 10/15/27 .................. 258 254,481
6.75% , 04/15/28 .................. 59 59,093
5.88% , 11/01/29 .................. 208 194,635
7.00% , 01/15/31 .................. 114 115,166
AmWINS Group, Inc.
6.38% , 02/15/29 .................. 31 31,084
4.88% , 06/30/29 .................. 33 30,699
Ardonagh Group Finance Ltd., 8.88%, 02/15/32 200 195,342
AssuredPartners, Inc., 7.50%, 02/15/32 .... 83 83,313
Baldwin Insurance Group Holdings LLC, 7.13%,
05/15/31 ...................... 17 17,198
Howden UK Refinance plc
7.25% , 02/15/31 .................. 172 170,714
Security
Par (000)
Par (000) Value
Insurance (continued)
8.13% , 02/15/32 .................. USD 207 $ 205,654
HUB International Ltd.
7.25% , 06/15/30 .................. 451 462,334
7.38% , 01/31/32 .................. 565 572,956
Jones Deslauriers Insurance Management, Inc.
8.50% , 03/15/30 .................. 118 123,059
10.50% , 12/15/30 ................. 58 62,283
Panther Escrow Issuer LLC, 7.13%, 06/01/31 . 400 404,574
Ryan Specialty LLC, 4.38%, 02/01/30 ..... 27 25,006
USI, Inc., 7.50%, 01/15/32 ............ 99 100,549
3,325,228
IT Services — 1.2%
Boost Newco Borrower LLC, 7.50%, 01/15/31
(b)
224 233,554
Central Parent LLC, 8.00%, 06/15/29
(b)
..... 93 94,427
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(b)
122 124,995
Twilio, Inc.
3.63% , 03/15/29 .................. 18 16,191
3.88% , 03/15/31 .................. 95 83,551
552,718
Leisure Products — 0.3%
Acushnet Co., 7.38%, 10/15/28
(b)
........ 7 7,254
Amer Sports Co., 6.75%, 02/16/31
(b)
...... 84 83,462
Mattel, Inc., 6.20%, 10/01/40 ........... 23 22,671
113,387
Life Sciences Tools & Services — 0.7%
(b)
Charles River Laboratories International, Inc.
4.25% , 05/01/28 .................. 32 30,208
4.00% , 03/15/31 .................. 14 12,487
Fortrea Holdings, Inc., 7.50%, 07/01/30 .... 44 43,718
Star Parent, Inc., 9.00%, 10/01/30 ........ 218 228,877
315,290
Machinery — 1.4%
(b)
Madison IAQ LLC
4.13% , 06/30/28 .................. 30 27,979
5.88% , 06/30/29 .................. 128 119,091
Mueller Water Products, Inc., 4.00%, 06/15/29 43 39,370
Terex Corp., 5.00%, 05/15/29 .......... 63 59,780
TK Elevator Holdco GmbH, 7.63%, 07/15/28 . 200 198,475
TK Elevator US Newco, Inc., 5.25%, 07/15/27 200 193,863
638,558
Media — 5.1%
Altice Financing SA, 5.75%, 08/15/29
(b)
..... 200 145,211
Cable One, Inc.
0.00% , 03/15/26
(d) (e)
................ 22 19,250
1.13% , 03/15/28
(d)
................. 160 118,765
4.00% , 11/15/30
(b)
................. 55 41,049
Clear Channel Outdoor Holdings, Inc.
(b)
5.13% , 08/15/27 .................. 43 41,064
7.75% , 04/15/28 .................. 28 24,500
9.00% , 09/15/28 .................. 218 228,237
7.50% , 06/01/29 .................. 102 85,233
7.88% , 04/01/30 .................. 168 169,100
CSC Holdings LLC, 11.25%, 05/15/28
(b)
.... 200 174,177
DirecTV Financing LLC, 5.88%, 08/15/27
(b)
.. 155 145,791
GCI LLC, 4.75%, 10/15/28
(b)
........... 8 7,302
Gray Television, Inc.
(b)
7.00% , 05/15/27 .................. 49 45,114
10.50% , 07/15/29 ................. 77 77,414
Outfront Media Capital LLC
(b)
5.00% , 08/15/27 .................. 105 101,642
4.25% , 01/15/29 .................. 18 16,413
4.63% , 03/15/30 .................. 79 71,135
7.38% , 02/15/31 .................. 58 60,361

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
Radiate Holdco LLC
(b)
4.50% , 09/15/26 .................. USD 43 $ 32,766
6.50% , 09/15/28 .................. 35 17,346
Sirius XM Radio, Inc.
(b)
3.13% , 09/01/26 .................. 97 91,261
5.00% , 08/01/27 .................. 51 48,819
4.00% , 07/15/28 .................. 12 10,840
Univision Communications, Inc.
(b)
6.63% , 06/01/27 .................. 54 51,697
8.00% , 08/15/28 .................. 172 167,739
8.50% , 07/31/31 .................. 95 92,277
Ziggo Bond Co. BV, 5.13%, 02/28/30
(b)
..... 200 169,933
2,254,436
Metals & Mining — 4.1%
(b)
Big River Steel LLC, 6.63%, 01/31/29 ..... 681 682,516
Constellium SE
5.63% , 06/15/28 .................. 250 244,680
3.75% , 04/15/29 .................. 250 226,657
First Quantum Minerals Ltd., 9.38%, 03/01/29 200 209,250
Novelis Corp.
3.25% , 11/15/26 .................. 392 368,874
4.75% , 01/30/30 .................. 18 16,699
3.88% , 08/15/31 .................. 108 93,504
1,842,180
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
(b)
Ladder Capital Finance Holdings LLLP, 7.00%,
07/15/31 ...................... 47 47,411
Starwood Property Trust, Inc.
4.38% , 01/15/27 .................. 9 8,521
7.25% , 04/01/29 .................. 36 36,386
92,318
Oil, Gas & Consumable Fuels — 0.3%
(b)
ITT Holdings LLC, 6.50%, 08/01/29 ....... 98 88,788
New Fortress Energy, Inc., 6.75%, 09/15/25 .. 32 31,064
119,852
Passenger Airlines — 0.7%
(b)
American Airlines, Inc.
5.75% , 04/20/29 .................. 70 68,107
8.50% , 05/15/29 .................. 127 131,949
United Airlines, Inc., 4.63%, 04/15/29 ...... 142 132,246
332,302
Personal Care Products — 0.2%
(b)
Coty, Inc., 6.63%, 07/15/30 ............ 74 75,095
Prestige Brands, Inc., 3.75%, 04/01/31 ..... 17 14,796
89,891
Pharmaceuticals — 0.9%
1375209 BC Ltd., 9.00%, 01/30/28
(b)
...... 31 29,809
Bausch Health Cos., Inc., 11.00%, 09/30/28
(b)
. 12 10,680
Catalent Pharma Solutions, Inc.
(b)
5.00% , 07/15/27 .................. 37 36,280
3.13% , 02/15/29 .................. 106 101,451
3.50% , 04/01/30 .................. 25 23,932
Teva Pharmaceutical Finance Netherlands III
BV, 3.15%, 10/01/26 .............. 211 198,340
400,492
Professional Services — 0.6%
(b)
CoreLogic, Inc., 4.50%, 05/01/28 ........ 189 171,498
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 104 96,599
268,097
Real Estate Management & Development — 0.9%
Anywhere Real Estate Group LLC
Series AI , 7.00% , 04/15/30 ........... 61 49,716
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
7.00% , 04/15/30
(b)
................. USD 88 $ 71,639
Cushman & Wakefield US Borrower LLC
(b)
6.75% , 05/15/28 .................. 154 152,865
8.88% , 09/01/31 .................. 72 75,747
Howard Hughes Corp. (The), 5.38%, 08/01/28
(b)
62 58,923
408,890
Retail REITs — 0.1%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
..................... 39 36,296
Semiconductors & Semiconductor Equipment — 0.6%
(b)
Entegris, Inc., 4.75%, 04/15/29 ......... 195 186,568
MKS Instruments, Inc., 1.25%, 06/01/30
(d)
... 53 56,428
Synaptics, Inc., 4.00%, 06/15/29 ......... 37 33,526
276,522
Software — 8.4%
(b)
Boxer Parent Co., Inc., 9.13%, 03/01/26 .... 79 79,061
Camelot Finance SA, 4.50%, 11/01/26 ..... 29 28,035
Capstone Borrower, Inc., 8.00%, 06/15/30 ... 108 111,531
Central Parent, Inc., 7.25%, 06/15/29 ...... 113 112,442
Clarivate Science Holdings Corp.
3.88% , 07/01/28 .................. 253 234,981
4.88% , 07/01/29 .................. 200 185,612
Cloud Software Group, Inc.
6.50% , 03/31/29 .................. 609 584,832
9.00% , 09/30/29 .................. 374 362,862
8.25% , 06/30/32 .................. 399 406,679
Dye & Durham Ltd., 8.63%, 04/15/29 ...... 24 24,346
Elastic NV, 4.13%, 07/15/29 ........... 102 93,132
Fair Isaac Corp., 4.00%, 06/15/28 ........ 127 118,796
Gen Digital, Inc., 6.75%, 09/30/27 ........ 68 68,863
McAfee Corp., 7.38%, 02/15/30 ......... 100 92,385
MicroStrategy, Inc., 6.13%, 06/15/28 ...... 106 102,741
Sabre GLBL, Inc.
8.63% , 06/01/27 .................. 88 81,071
11.25% , 12/15/27 ................. 2 1,944
SS&C Technologies, Inc.
5.50% , 09/30/27 .................. 110 108,318
6.50% , 06/01/32 .................. 86 86,748
UKG, Inc., 6.88%, 02/01/31 ............ 586 593,343
Veritas US, Inc., 7.50%, 09/01/25 ........ 57 49,290
ZoomInfo Technologies LLC, 3.88%, 02/01/29 240 217,924
3,744,936
Specialized REITs — 0.7%
Iron Mountain, Inc., 5.63%, 07/15/32
(b)
..... 164 155,729
SBA Communications Corp.
3.88% , 02/15/27 .................. 21 20,013
3.13% , 02/01/29 .................. 146 130,166
305,908
Specialty Retail — 1.0%
Asbury Automotive Group, Inc.
4.50% , 03/01/28 .................. 2 1,895
5.00% , 02/15/32
(b)
................. 40 36,240
Carvana Co.
(b)(f)
13.00% , ( 13.00 % Cash or 13.00 % PIK),
06/01/30 ..................... 34 36,850
14.00% , ( 14.00 % Cash or 14.00 % PIK),
06/01/31 ..................... 105 116,867
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(b)
42 43,431
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
... 117 108,276
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
................ 14 13,756
Staples, Inc., 10.75%, 09/01/29
(b)
........ 62 58,920

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Velocity Vehicle Group LLC, 8.00%, 06/01/29
(b)
USD 27 $ 27,771
444,006
Technology Hardware, Storage & Peripherals — 0.6%
Seagate HDD Cayman
(b)
8.25% , 12/15/29 .................. 115 123,338
8.50% , 07/15/31 .................. 129 138,936
262,274
Textiles, Apparel & Luxury Goods — 0.3%
(b)
Crocs, Inc.
4.25% , 03/15/29 .................. 34 30,990
4.13% , 08/15/31 .................. 4 3,483
Hanesbrands, Inc.
4.88% , 05/15/26 .................. 23 22,501
9.00% , 02/15/31 .................. 2 2,095
Kontoor Brands, Inc., 4.13%, 11/15/29 ..... 30 27,158
Levi Strauss & Co., 3.50%, 03/01/31 ...... 60 51,904
138,131
Trading Companies & Distributors — 2.2%
(b)
Beacon Roofing Supply, Inc.
4.13% , 05/15/29 .................. 22 20,042
6.50% , 08/01/30 .................. 51 51,459
Boise Cascade Co., 4.88%, 07/01/30 ...... 61 56,508
Fortress Transportation & Infrastructure
Investors LLC
5.50% , 05/01/28 .................. 6 5,818
7.88% , 12/01/30 .................. 118 123,443
7.00% , 05/01/31 .................. 208 212,505
7.00% , 06/15/32 .................. 132 133,867
Foundation Building Materials, Inc., 6.00%,
03/01/29 ...................... 23 20,411
Herc Holdings, Inc.
5.50% , 07/15/27 .................. 99 97,451
6.63% , 06/15/29 .................. 58 58,813
Imola Merger Corp., 4.75%, 05/15/29 ...... 25 23,371
United Rentals North America, Inc., 6.13%,
03/15/34 ...................... 66 65,759
WESCO Distribution, Inc.
6.38% , 03/15/29 .................. 43 43,155
6.63% , 03/15/32 .................. 49 49,516
962,118
Wireless Telecommunication Services — 0.6%
Vmed O2 UK Financing I plc, 4.75%, 07/15/31
(b)
296 249,639
Total Corporate Bonds — 87 .7%
(Cost: $ 39,265,820 ) ............................... 38,968,911
Fixed Rate Loan Interests
Media — 0.5%
Clear Channel International BV, Term Loan ,
7.50%
,
08/12/27
(g)
................. 216 210,060
Total Fixed Rate Loan Interests — 0 .5%
(Cost: $ 213,943 ) ................................. 210,060
Floating Rate Loan Interests
Air Freight & Logistics — 0.1%
GN Loanco LLC, Term Loan B , (3-mo. CME
Term SOFR at 0.75% Floor + 4.50%),
9.83%
,
12/19/30
(c)
................. 43 39,738
Security
Par (000)
Par (000) Value
Automobile Components — 0.1%
Champions Holdco, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.75%),
10.08%
,
02/23/29
(c)
................ USD 53 $ 53,199
Building Products — 0.0%
Cornerstone Building Brands, Inc., Term Loan
C , (1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.83%
,
05/15/31
(c)
........... 17 16,858
Capital Markets — 0.2%
Grant Thornton Advisors LLC, Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 8.60%
,
06/02/31
(c)
........... 80 80,201
Chemicals — 0.2%
(c)
Aruba Investments Holdings LLC, 2nd Lien
Term Loan , (1-mo. CME Term SOFR at
0.75% Floor + 7.75%), 13.19%
,
11/24/28 .. 12 11,489
Chemours Co. (The), Term Loan B3 , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.84%
,
08/18/28 .................. 49 48,782
Nouryon Finance BV, Term Loan B1 , (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
8.83%
,
04/03/28 .................. 11 11,014
Nouryon Finance BV, Term Loan B2 , (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
8.82%
,
04/03/28
(g)
................. 4 4,010
Olympus Water US Holding Corp., Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.85%
,
06/20/31 ............ 1 1,000
76,295
Commercial Services & Supplies — 0.3%
(c)
Allied Universal Holdco LLC, Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.19%
,
05/12/28 .................. 77 76,474
GFL Environmental Inc., Term Loan B ,
07/03/31
(g) (h)
..................... 25 25,000
PECF USS Intermediate Holding III Corp., Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 9.84%
,
12/15/28 ....... 38 24,921
126,395
Communications Equipment — 0.1%
ViaSat, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 4.50%),
9.94%
,
05/30/30
(c)
................. 45 39,698
Containers & Packaging — 0.1%
Mauser Packaging Solutions Holding Co., Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 8.84%
,
04/15/27
(c)
...... 31 31,017
Diversified Consumer Services — 0.5%
(c)
Ascend Learning LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.94%
,
12/11/28 ............. 20 20,127
Ascend Learning LLC, 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
5.75%), 11.19%
,
12/10/29 ............ 29 28,290
Wand Newco 3, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 9.09%
,
01/30/31 ............ 171 172,038
220,455

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services — 0.6%
(c)
Frontier Communications Holdings LLC, Term
Loan , 06/20/31
(g) (h)
................. USD 16 $ 15,960
Frontier Communications Holdings LLC, Term
Loan B , (1-mo. CME Term SOFR at 0.75%
Floor + 3.75%), 9.21%
,
10/08/27 ....... 102 102,225
Level 3 Financing, Inc., Term Loan B1 , (1-mo.
CME Term SOFR at 2.00% Floor + 6.56%),
11.90%
,
04/15/29 ................. 7 7,306
Level 3 Financing, Inc., Term Loan B2 , (1-mo.
CME Term SOFR at 2.00% Floor + 6.56%),
11.90%
,
04/15/30 ................. 8 7,320
Lumen Technologies, Inc., Term Loan ,
12/31/30
(h)
...................... 9 7,134
Radiate Holdco LLC, Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.71%
,
09/25/26 .................. 160 129,047
Zayo Group Holdings, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
8.46%
,
03/09/27 .................. 3 2,926
271,918
Entertainment — 0.1%
Motion Acquisition Ltd., Facility Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.83%
,
11/12/29
(c)
............ 40 39,890
Financial Services — 0.0%
APi Group DE, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
7.34%
,
01/03/29
(c)
................. 10 9,988
Food Products — 0.1%
Chobani LLC, Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.75%),
9.08%
,
10/25/27
(c)
................. 52 51,934
Ground Transportation — 0.3%
Genesee & Wyoming, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
7.33%
,
04/10/31
(c)
................. 125 124,828
Health Care Equipment & Supplies — 0.3%
Bausch + Lomb Corp., Term Loan
(c)
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.69% , 05/10/27 .......... 74 73,482
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 9.34% , 09/29/28 .......... 45 44,523
118,005
Health Care Providers & Services — 0.4%
(c)
Concentra Health Services, Inc., Term Loan B ,
06/26/31
(g) (h)
..................... 9 9,022
LifePoint Health, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.00% Floor +
4.75%), 10.06% , 11/16/28 .......... 13 13,322
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 9.33% , 05/17/31 .......... 42 42,039
Medline Borrower LP, Term Loan , 10/23/28
(h)
. 108 108,000
Surgery Center Holdings, Inc., Term Loan ,
(1-mo. CME Term SOFR + 3.50%),
0.00%
,
12/19/30 .................. 13 13,049
185,432
Security
Par (000)
Par (000) Value
Health Care Technology — 0.8%
Athenahealth Group, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.59%
,
02/15/29
(c)
................. USD 354 $ 352,731
Hotels, Restaurants & Leisure — 0.2%
(c)
1011778 BC Unlimited Liability Co., Term Loan
B6 , (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 7.09%
,
09/20/30 ........... 62 61,777
Cedar Fair LP, Term Loan B , 05/01/31
(h)
..... 29 28,910
90,687
Household Durables — 0.1%
SWF Holdings I Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.46%
,
10/06/28
(c)
........... 71 60,931
Industrial Conglomerates — 0.1%
EMRLD Borrower LP, Term Loan B , 06/18/31
(c) (h)
26 25,968
Insurance — 0.5%
(c)
Alliant Holdings Intermediate LLC, Term Loan
B6 , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 8.84%
,
11/06/30 ........... 27 26,735
AssuredPartners, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.84%
,
02/14/31 .................. 71 70,965
Truist Insurance Holdings LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 8.58%
,
05/06/31 ....... 114 114,101
211,801
IT Services — 0.4%
(c)
Central Parent LLC, 1st Lien Term Loan ,
07/06/29
(h)
...................... 25 24,189
Fortress Intermediate 3, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 0.00%),
9.10%
,
06/27/31
(g)
................. 144 144,000
Project Alpha Intermediate Holding, Inc., Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 3.75%), 9.07%
,
10/28/30 ....... 30 29,993
198,182
Life Sciences Tools & Services — 0.2%
Star Parent, Inc., Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 3.75%),
9.08%
,
09/27/30
(c)
................. 84 83,569
Machinery — 0.5%
(c)
TK Elevator Midco GmbH, Facility Term Loan
B2 , (6-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 8.79%
,
04/30/30 ........... 182 182,901
WEC US Holdings Ltd., Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
8.09%
,
01/27/31 .................. 32 32,007
214,908
Media — 0.8%
(c)
Altice France SA, Term Loan B14 , (3-mo.
CME Term SOFR at 0.00% Floor + 5.50%),
10.83%
,
08/15/28 ................. 185 135,464
Clear Channel Outdoor Holdings, Inc., Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 9.46%
,
08/21/28 ....... 153 152,810
CSC Holdings LLC, Term Loan , (1-mo.
LIBOR USD at 0.00% Floor + 2.50%),
7.94%
,
04/15/27 .................. 5 4,305

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
DirecTV Financing LLC, Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 5.25%),
10.71%
,
08/02/29 ................. USD 20 $ 20,204
Gray Television, Inc., Term Loan F , (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
10.59%
,
01/01/38 ................. 30 28,462
Univision Communications, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.96%
,
01/31/29 ....... 15 15,268
356,513
Passenger Airlines — 0.0%
AAdvantage Loyalty IP Ltd., Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 4.75%),
10.34%
,
04/20/28
(c)
................ 2 1,609
Pharmaceuticals — 0.1%
(c)
Bausch Health Cos., Inc., Term Loan ,
02/01/27
(h)
...................... 55 49,862
Organon & Co., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 2.50%),
7.83%
,
05/19/31 .................. 17 16,918
66,780
Professional Services — 0.0%
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.96%
,
06/02/28
(c)
................. 14 13,595
Real Estate Management & Development — 0.0%
Cushman & Wakefield US Borrower LLC, Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 3.75%), 9.09%
,
01/31/30
(c) (g)
..... 18 17,980
Software — 1.6%
(c)
Boxer Parent Co., Inc., Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
9.34%
,
12/29/28 .................. 164 163,717
Cast & Crew LLC, Facility 1st Lien Term Loan ,
12/29/28
(h)
...................... 54 53,857
Cloud Software Group, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 9.83%
,
03/21/31 ....... 81 81,165
Cloud Software Group, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.33%
,
03/30/29 .................. 135 135,035
Genesys Cloud Services Holdings I LLC, Term
Loan , (1-mo. CME Term SOFR at 0.75%
Floor + 3.75%), 9.21%
,
12/01/27 ....... 55 55,205
McAfee Corp., Term Loan B1 , (1-mo. CME
Term SOFR at 0.50% Floor + 3.25%),
8.59%
,
03/01/29 .................. 36 36,269
Sabre GLBL, Inc., Term Loan B1 , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.96%
,
12/17/27 .................. 7 6,067
Sabre GLBL, Inc., Term Loan B2 , (1-mo.
LIBOR USD at 0.50% Floor + 3.50%),
8.96%
,
12/17/27 .................. 11 9,559
SS&C Technologies Holdings, Inc., Term Loan
B8 , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.00%), 7.34%
,
05/09/31 ........... 74 74,416
UKG, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
8.58%
,
02/10/31 .................. 95 95,309
710,599
Security
Par (000)
Par (000) Value
Specialty Retail — 0.5%
PetSmart LLC, Term Loan , (1-mo. CME
Term SOFR at 0.75% Floor + 3.75%),
9.19%
,
02/11/28
(c)
................. USD 207 $ 206,125
Trading Companies & Distributors — 0.0%
Foundation Building Materials, Inc., Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 9.33%
,
01/29/31
(c)
........... 19 18,889
Total Floating Rate Loan Interests — 9 .2%
(Cost: $ 4,186,997 ) ............................... 4,116,718
Preferred Securities
Capital Trusts — 0.4%
Electric Utilities — 0.2%
NRG Energy, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(b) (c) (i)
................ 103 112,652
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(b) (c) (i)
...................... 78 77,322
Total Preferred Securities — 0 .4%
(Cost: $ 180,855 ) ................................. 189,974
Total Long-Term Investments — 98.0%
(Cost: $ 43,935,577 ) ............................... 43,562,908
Shares
Shares
Short-Term Securities
Money Market Funds — 1.6%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.19%
(j) (k)
................... 698,026 698,026
Total Short-Term Securities — 1 .6%
(Cost: $ 698,026 ) ................................. 698,026
Total Investments — 99 .6%
(Cost: $ 44,633,603 ) ............................... 44,260,934
Other Assets Less Liabilities — 0.4% .................... 172,226
Net Assets — 100.0% ...............................
$ 44,433,160

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Sustainable High Yield Bond Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)
Convertible security.
(e)
Zero-coupon bond.
(f)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)
Perpetual security with no stated maturity date.
(j)
Affiliate of the Fund.
(k)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
09/30/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/24
Shares
Held at
06/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 84,681 $ 613,345
(a)
$ — $ — $ — $ 698,026 698,026 $ 38,703 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Sustainable High Yield Bond Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 5-Year Note .................................................... 6 09/30/24 $ 639 $ 3,882
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 77,245 $ — $ — $ 77,245
Corporate Bonds ........................................ — 38,968,911 — 38,968,911
Fixed Rate Loan Interests ................................... — — 210,060 210,060
Floating Rate Loan Interests
Air Freight & Logistics .................................... — 39,738 — 39,738
Automobile Components .................................. — 53,199 — 53,199
Building Products ....................................... — 16,858 — 16,858
Capital Markets ........................................ — 80,201 — 80,201
Chemicals ............................................ — 72,285 4,010 76,295
Commercial Services & Supplies ............................. — 101,395 25,000 126,395
Communications Equipment ................................ — 39,698 — 39,698
Containers & Packaging .................................. — 31,017 — 31,017
Diversified Consumer Services .............................. — 220,455 — 220,455
Diversified Telecommunication Services ........................ — 255,958 15,960 271,918
Entertainment ......................................... — 39,890 — 39,890
Financial Services ...................................... — 9,988 — 9,988
Food Products ......................................... — 51,934 — 51,934
Ground Transportation ................................... — 124,828 — 124,828
Health Care Equipment & Supplies ........................... — 118,005 — 118,005
Health Care Providers & Services ............................ — 176,410 9,022 185,432
Health Care Technology .................................. — 352,731 — 352,731
Hotels, Restaurants & Leisure .............................. — 90,687 — 90,687
Household Durables ..................................... — 60,931 — 60,931
Industrial Conglomerates .................................. — 25,968 — 25,968

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Sustainable High Yield Bond Fund

Level 1 Level 2 Level 3 Total
Insurance ............................................ $ — $ 211,801 $ — $ 211,801
IT Services ........................................... — 54,182 144,000 198,182
Life Sciences Tools & Services .............................. — 83,569 — 83,569
Machinery ............................................ — 214,908 — 214,908
Media ............................................... — 356,513 — 356,513
Passenger Airlines ...................................... — 1,609 — 1,609
Pharmaceuticals ....................................... — 66,780 — 66,780
Professional Services .................................... — 13,595 — 13,595
Real Estate Management & Development ....................... — — 17,980 17,980
Software ............................................. — 710,599 — 710,599
Specialty Retail ........................................ — 206,125 — 206,125
Trading Companies & Distributors ............................ — 18,889 — 18,889
Preferred Securities ....................................... — 189,974 — 189,974
Short-Term Securities
Money Market Funds ...................................... 698,026 — — 698,026
$ 775,271 $ 43,059,631 $ 426,032 $ 44,260,934
Derivative Financial Instruments
(a)
Assets
Interest rate contracts ....................................... $ 3,882 $ — $ — $ 3,882
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
LIBOR London Interbank Offered Rate
PIK Payment-In-Kind
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
Fair Value Hierarchy as of Period End (continued)